Property and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Property and equipment
Beginning balance	$ 507,483
Ending balance	538,065	$ 507,483
Cost
Property and equipment
Beginning balance	702,818	515,533
Impact of adoption of IFRS 16	(11,333)
Additions	77,966	187,285
Ending balance	769,451	702,818
Accumulated depreciation
Property and equipment
Beginning balance	195,335	160,226
Impact of adoption of IFRS 16	(453)
Depreciation	36,504	35,109
Ending balance	231,386	195,335
Machinery and equipment
Property and equipment
Beginning balance	49,617
Ending balance	39,694	49,617
Machinery and equipment | Cost
Property and equipment
Beginning balance	187,850	187,850
Ending balance	187,850	187,850
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	138,233	125,829
Depreciation	9,923	12,404
Ending balance	148,156	138,233
Rolling stock
Property and equipment
Beginning balance	8,445
Ending balance	11,161	8,445
Rolling stock | Cost
Property and equipment
Beginning balance	25,675	19,875
Additions	6,500	5,800
Ending balance	32,175	25,675
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	17,230	14,853
Depreciation	3,784	2,377
Ending balance	21,014	17,230
Computer equipment
Property and equipment
Beginning balance	13,572
Ending balance	3,880	13,572
Computer equipment | Cost
Property and equipment
Beginning balance	16,764	2,513
Impact of adoption of IFRS 16	(11,333)
Additions	3,005	14,251
Ending balance	8,436	16,764
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	3,192	1,226
Impact of adoption of IFRS 16	(453)
Depreciation	1,817	1,966
Ending balance	4,556	3,192
Moulds
Property and equipment
Beginning balance	435,849
Ending balance	448,512	435,849
Moulds | Cost
Property and equipment
Beginning balance	472,529	305,295
Additions	33,643	167,234
Ending balance	506,172	472,529
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	36,680	18,318
Depreciation	20,980	18,362
Ending balance	57,660	$ 36,680
Leasehold improvements
Property and equipment
Ending balance	34,818
Leasehold improvements | Cost
Property and equipment
Additions	34,818
Ending balance	$ 34,818